Note 32 Interest expense breakdown by origin (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest expense by origin [Line Items]
Interest expense on financial liabilities held for trading	€ 651,000,000	€ 344,000,000
Interest expense on financial liabilities designated at fair value through profit or loss	33,000,000	33,000,000
Interest Expense For Financial Liabilities Measured At Amortised Cost	2,980,000,000	3,587,000,000
Interest Expense For Adjustment Interest On Accounting Coverage	(200,000,000)	(167,000,000)
Interest Expense For Insurance Activity	362,000,000	324,000,000
Interest Expense On Chargeable Cost To Pension Funds	30,000,000	32,000,000
Other Interest Expense	150,000,000	114,000,000
Interest expense	€ 4,007,000,000	€ 4,267,000,000